Segments (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Segment Reporting Information [Line Items]
Revenues			$ 84,193,403	$ 58,612,151
Revenues - related party			20,225,406	31,199,089
Total revenues			104,418,809	89,811,240
Cost of revenues	$ 13,734,880	$ 32,581,857	66,672,658	79,592,036
Gross profit			37,746,151	10,219,204
Total revenues	19,458,110	37,340,291	104,418,809	89,811,240
Gross profit	5,723,230	4,758,434	37,746,151	10,219,204
Revenues [Member]
Segment Reporting Information [Line Items]
Total revenues	14,093,384	32,788,516	84,193,403	58,612,151
Revenues Related Party [Member]
Segment Reporting Information [Line Items]
Total revenues	5,364,726	4,551,775	20,225,406	31,199,089
Transportation and Logistics Segment [Member]
Segment Reporting Information [Line Items]
Revenues			23,218,485	18,782,745
Revenues - related party			11,895,108
Total revenues			35,113,592	18,782,745
Cost of revenues		2,106,371	4,970,253	13,804,019
Gross profit			30,143,339	4,978,726
Total revenues	4,035,235	5,801,904
Gross profit	4,035,235	3,695,533
Transportation and Logistics Segment [Member] | Revenues [Member]
Segment Reporting Information [Line Items]
Total revenues	402,728	3,287,663
Transportation and Logistics Segment [Member] | Revenues Related Party [Member]
Segment Reporting Information [Line Items]
Total revenues	3,632,508	2,514,241
Terminaling and Storage Segment [Member]
Segment Reporting Information [Line Items]
Revenues			3,389,461	39,829,406
Revenues - related party			8,330,299	31,199,089
Total revenues			11,719,760	71,028,495
Cost of revenues	195,336	17,232,060	4,162,336	65,788,017
Gross profit			7,557,424	5,240,478
Total revenues	1,872,750	18,268,577
Gross profit	1,677,414	1,036,517
Terminaling and Storage Segment [Member] | Revenues [Member]
Segment Reporting Information [Line Items]
Total revenues	140,532	16,231,043
Terminaling and Storage Segment [Member] | Revenues Related Party [Member]
Segment Reporting Information [Line Items]
Total revenues	1,732,218	2,037,534
Supply and Trading Segment [Member]
Segment Reporting Information [Line Items]
Revenues			57,585,457
Revenues - related party
Total revenues			57,585,457
Cost of revenues	13,539,544	13,243,426	57,540,070
Gross profit			$ 45,388
Total revenues	13,550,125	13,269,810
Gross profit	10,581	26,384
Supply and Trading Segment [Member] | Revenues [Member]
Segment Reporting Information [Line Items]
Total revenues	13,550,125	13,269,810
Supply and Trading Segment [Member] | Revenues Related Party [Member]
Segment Reporting Information [Line Items]
Total revenues